Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Cash and cash equivalents	$ 28,836	$ 1,287
Restricted cash	458	830
Current derivative asset	248
Non-current derivative assets	2,617
Financial liabilities:
Current derivative liabilities	2,124	5,258
Non-current derivative liabilities		22,622
Long-term debt, current and non-current	350,999	342,655
Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative asset	248
Financial liabilities:
Current derivative liabilities
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	2,617
Financial liabilities:
Current derivative liabilities	2,124	5,258
Non-current derivative liabilities		22,622
Quoted Price in Active Markets for Identical Assets (Level 1) [Member]
Financial assets:
Cash and cash equivalents	28,836	1,287
Restricted cash	458	830
Significant Other Observable Inputs (Level 2) [Member]
Financial liabilities:
Long-term debt, current and non-current	350,999	342,655
Significant Other Observable Inputs (Level 2) [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative asset	248
Significant Other Observable Inputs (Level 2) [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative assets	2,617
Financial liabilities:
Current derivative liabilities	2,124	5,258
Non-current derivative liabilities		$ 22,622